Restatement (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Deficit		$ (17,810,231)	$ (16,472,629)	$ (20,002,960)
Revision of Prior Period, Adjustment [Member]
Payment for consulting fees	$ 500,000
Accumulated Deficit	$ 500,000